Financial Instruments And Risks (Tables)	12 Months Ended
Dec. 31, 2023
Financial Instruments And Risks [Abstract]
Summary of Illustrates the Impact of an Appreciation or Depreciation
The table below illustrates the impact of an appreciation or depreciation of RMB spot and forward rates against USD by 5% on the Group’s profit before income tax expenses.

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
5% appreciation of RMB	699,049	(124,798)	(188,086)
5% depreciation of RMB	(699,049)	124,798	188,086

Summary of out the Group's Financial Assets and Financial Liabilities Exposed to Interest Rate Risk
The following table sets out the Group’s financial assets and financial liabilities exposed to interest rate risk by repricing date, contractual maturity date or expected maturity date (whichever is the earlier):

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	33,218,805	42,142	1,602,690	3,490,181	5,528,309	—	—	43,882,127
Restricted cash	24,333,782	1,544,978	482,037	147,478	356	—	—	26,508,631
Financial assets at fair value through profit or loss	7,128,410	1,131,041	313,221	—	—	2,454,227	18,062,548	29,089,447
Financial assets at amortized cost	2,502,673	647,026	112,128	856,808	—	597,813	—	4,716,448
Accounts and other receivables and contract assets	—	—	—	—	—	—	15,758,135	15,758,135
Loans to customers	51,150,197	95,812,445	49,552,823	9,616,373	158,248	5,156,559	—	211,446,645

Total financial assets	118,333,867	99,177,632	52,062,899	14,110,840	5,686,913	8,208,599	33,820,683	331,401,433

	As of December 31, 2022
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	1,569,367	1,569,367
Borrowings	9,086,732	27,828,781	—	—	—	—	—	36,915,513
Bonds payable	—	2,143,348	—	—	—	—	—	2,143,348
Accounts and other payables and contract liabilities	3,745,929	—	—	—	—	—	5,385,010	9,130,939
Payable to investors of consolidated structured entities	42,664,737	86,300,977	44,005,269	4,111,964	64,779	—	—	177,147,726
Financing guarantee liabilities	—	—	—	—	—	—	5,763,369	5,763,369
Lease liabilities	126,034	294,856	253,475	67,629	6,813	—	—	748,807
Convertible promissory notes payable	—	—	—	—	5,164,139	—	—	5,164,139
Optionally convertible promissory notes	—	8,142,908	—	—	—	—	—	8,142,908

Total financial liabilities	55,623,432	124,710,870	44,258,744	4,179,593	5,235,731	—	12,717,746	246,726,116

Nominal amount of interest rate swap	(8,984,334)	8,984,334	—	—	—	—	—	—

Total interest rate sensitivity gap	71,694,769	(34,517,572)	7,804,155	9,931,247	451,182	8,208,599	21,102,937	84,675,317

	As of December 31, 202 3
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
ASSETS
Cash at bank	21,574,670	3,517,100	3,546,122	5,287,142	5,673,751	—	—	39,598,785
Restricted cash	9,976,852	439,993	210,648	511,345	7,000	—	—	11,145,838
Financial assets at fair value through profit or loss	10,011,589	2,564,158	44,028	484,629	3,523,561	2,769,962	9,494,677	28,892,604
Financial assets at amortized cost	1,509,479	138,064	979,418	—	—	384,609	—	3,011,570
Accounts and other receivables and contract assets	—	—	—	—	—	—	7,293,671	7,293,671
Loans to customers	35,652,598	60,858,277	24,591,854	5,401,200	63,017	3,127,008	—	129,693,954

Total financial assets	78,725,188	67,517,592	29,372,070	11,684,316	9,267,329	6,281,579	16,788,348	219,636,422

	As of December 31, 202 3
	Less than 3 months	3 months to 1 year	1-2 years	2-3 years	More than 3 years	Overdue	No interest	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
LIABILITIES
Payable to platform investors	—	—	—	—	—	—	985,761	985,761
Borrowings	10,260,251	25,771,136	1,838,920	952,977	—	—	—	38,823,284
Accounts and other payables and contract liabilities	—	—	—	—	—	—	4,790,038	4,790,038
Payable to investors of consolidated structured entities	25,803,640	40,961,798	15,144,178	1,308,562	46,560	—	—	83,264,738
Financing guarantee liabilities	—	—	—	—	—	—	4,185,532	4,185,532
Lease liabilities	73,821	168,650	108,915	32,979	2,329	—	—	386,694
Convertible promissory notes payable	—	—	—	5,650,268	—	—	—	5,650,268

Total financial liabilities	36,137,712	66,901,584	17,092,013	7,944,786	48,889	—	9,961,331	138,086,315

Total interest rate sensitivity gap	42,587,476	616,008	12,280,057	3,739,530	9,218,440	6,281,579	6,827,017	81,550,107

Summary of Impact to Profit Before Tax on the Structure of Interest-bearing Assets and Liabilities
The table below illustrates the impact to profit before tax of the coming year as of each reporting date based on the structure of interest-bearing assets, liabilities and interest rate derivative instruments as of December 31, 2022 and 2023, caused by a parallel shift of 100 basis points in interest rates.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Change in interest rate
-100 basis points	(497,888)	(374,950)
+100 basis points	497,888	374,950

Summary of Macro Economic Assumptions used to Estimate Expected Credit Losses
The Group considered different macroeconomic scenarios. As of December 31, 2022 and 2023, the key macroeconomic assumptions used to estimate expected credit losses are listed below.

As of December 31,
	2022	2023
GDP – year on year percentage change	3.8%-5.5%	4.6%-5.5%
CPI – year on year percentage change	2.0%-2.4%	NA
Broad measure of money supply (M1) – year on year percentage change	7.3%-8.6%	4.5%-6.4%

Summary of Changes of ECL Impairment Provision on Loans to Customers and Financing Guarantee liabilities Related to ECL Assuming the Financial Assets
The following table shows the changes of ECL impairment provision on loans to customers and financing guarantee liabilities related to ECL assuming the financial assets in stage 2 reclassified to stage 1 due to significant improvement in credit risk.

	As of December 31,
	2022	2023
	RMB’000	RMB’000
Total ECL and financing guarantee liabilities under assumption of reclassification of financial instruments from stage 2 to stage 1	10,479,472	9,651,158
Total ECL and financing guarantee liabilities related to ECL recognized in the consolidated balance sheet	12,826,347	11,459,365

Difference-amount	(2,346,875)	(1,808,207)
Difference-ratio	-18%	-16%

Summary of Credit Risk Exposure of the Financial Instruments under the Scope of Expected Credit Loss
The following presents the credit risk exposure of the financial instruments under the scope of expected credit loss mentioned in measurement of ECL without considering guarantee or any other credit enhancement measures:

	As of December 31, 2022
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	4,118,635	—	281,531	316,282	4,716,448
Loans to customers	208,609,176	2,763,586	73,883	—	211,446,645

Total	212,727,811	2,763,586	355,414	316,282	216,163,093

Off-balance sheet
Financing guarantee contracts	67,011,692	1,491,246	—	—	68,502,938

	As of December 31, 2023
	Stage I	Stage II	Stage III	POCI	Maximum Credit Risk Exposure
(in RMB’000)
Book value
On-balance sheet
Financial assets at amortized cost	2,603,594	—	264,066	143,910	3,011,570
Loans to customers	127,933,160	1,661,728	99,066	—	129,693,954

Total	130,536,754	1,661,728	363,132	143,910	132,705,524

Off-balance sheet
Financing guarantee contracts	53,889,614	1,013,873	—	—	54,903,487

Summary of Liquidity Risk
The following table analyses the Group’s financial liabilities into relevant maturity grouping based on the remaining period at the end of each reporting period to the contractual or expected maturity date. The amounts disclosed in the table are undiscounted contractual or expected cash flows including interest payments computed using contractual rates, or, if floating, based on current rates, and interests with financial liabilities denominated in foreign currencies translated into RMB using the spot rate as of balance sheet date:

	As of December 31, 2022
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	1,569,367	—	—	—	—	1,569,367
Borrowings	—	37,506,884	—	—	—	37,506,884
Bonds payable	—	2,209,274	—	—	—	2,209,274
Accounts and other payables and contract liabilities	5,385,010	3,745,929	—	—	—	9,130,939
Payable to investors of consolidated structured entities	47,351	133,933,056	45,293,609	4,182,362	65,607	183,521,985
Financing guarantee liabilities	68,502,938	—	—	—	—	68,502,938
Lease liabilities	—	462,785	247,494	67,737	6,819	784,835
Convertible promissory notes payable	—	50,177	50,177	50,177	6,867,555	7,018,086
Optionally convertible promissory notes	—	8,546,138	—	—	—	8,546,138

	75,504,666	186,454,243	45,591,280	4,300,276	6,939,981	318,790,446

	As of December 31, 2023
	Repayable on demand or undated	Within 1 year	1 to 2 years	2 to 3 years	Over 3 years	Total
	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000	RMB’000
Financial liabilities -
Payable to platform investors	985,761	—	—	—	—	985,761
Borrowings	—	36,834,417	1,926,278	959,173	—	39,719,868
Accounts and other payables and contract liabilities	4,790,038	—	—	—	—	4,790,038
Payable to investors of consolidated structured entities	—	68,831,360	15,549,614	1,327,057	53,369	85,761,400
Financing guarantee liabilities	54,903,487	—	—	—	—	54,903,487
Lease liabilities	—	258,654	113,471	33,667	2,385	408,177
Convertible promissory notes payable	—	51,028	51,028	6,984,009	—	7,086,065

	60,679,286	105,975,459	17,640,391	9,303,906	55,754	193,654,796

Summary of Group's Maximum Exposure to Structured Entities

	As of December 31, 2022
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	17,312,195	17,312,195	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	8,321,066	8,321,066	Investment income
Unconsolidated structured products serviced by the Group	2,581,999	—	1,849,897	Service fee

	As of December 31, 2023
(In RMB’000)	Size	Carrying amount of investment in structured entities	Group’s maximum exposure	Interest held by Group
Unconsolidated structured products managed by third parties (a)	NA	24,138,970	24,138,970	Investment income
Unconsolidated structured products managed by affiliated entities (a)	NA	2,605,227	2,605,227	Investment income
Unconsolidated structured products serviced by the Group	90,946	—	90,946	Service fee

Summary of Fair Value Estimation
The following table sets forth the financial instruments recorded at fair value by level of the fair value hierarchy:

As of December 31, 2022	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	4,667,559	342,154	5,009,713
Trust plans	—	3,268,709	621,840	3,890,549
Private fund and other equity investments	—	1,603,219	440,832	2,044,051
Mutual funds	7,125,498	—	—	7,125,498
Corporate bonds	—	—	46,435	46,435
Bank wealth management products	—	7,563,450	—	7,563,450
Structured deposits	—	2,406,785	—	2,406,785
Others debt investments	—	—	1,002,966	1,002,966

Derivative instruments
Interest rate swap	—	222,086	—	222,086
Foreign currency swap	—	225,357	—	225,357

Total	7,125,498	19,957,165	2,454,227	29,536,890

As of December 31, 2023	Level 1	Level 2	Level 3	Total
	RMB’000	RMB’000	RMB’000	RMB’000
Unlisted Securities
Asset management plans	—	2,474,417	727,294	3,201,711
Trust plans	—	829,973	12,040,082	12,870,055
Private fund and other equity investments	—	—	659,406	659,406
Mutual funds	4,979,600	—	—	4,979,600
Corporate bonds	—	—	43,083	43,083
Bank wealth management products	—	4,990,342	—	4,990,342
Structured deposits	—	804,897	—	804,897
Others debt investments	—	—	1,343,510	1,343,510

Total	4,979,600	9,099,629	14,813,375	28,892,604

Summary of the Changes in Level 3 Instruments
The following table presents the changes in level 3 instruments for the years ended December 31, 2021, 2022 and 2023:

	Year ended December 31,
	2021	2022	2023

	Financial assets at fair value through profit or loss
	RMB’000	RMB’000	RMB’000
As of beginning of the year	1,266,495	1,265,233	2,454,227
Additions	131,829	1,548,065	9,314,775
Disposal	(29,664)	(300,136)	(1,472,927)
Transfer into level 3	1,035,642	—	4,362,591
Transfer out of level 3	(3,047)	—	—
Gains or losses recognized in profit or loss	(1,136,022)	(58,935)	154,709

As of end of the year	1,265,233	2,454,227	14,813,375

Summary of Impact to Profit/(Loss) Before Income Tax
The table below illustrates the carrying amount of the level 3 instruments with the fair value determined using the discounted cash flow method as well as the impact to profit/(loss) before income tax for the years ended December 31, 2021, 2022 and 2023, if the risk-adjusted discount rate had increased/decreased by 100 basis points with all other variables held constant.

	As of December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Discounted cash flow method	1,265,233	2,454,227	3,074,421
Expected changes in profit/(loss) before income tax +100 basis points	(42,509)	(42,824)	(61,750)
-100 basis points	45,553	45,826	67,634